Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Franchise right
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Useful Life	2 years
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Useful Life	50 years